UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-09141

Investment Company Act File Number

Eaton Vance Municipal Income Trust

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number, Including Area Code)

November 30

Date of Fiscal Year End

August 31, 2012

Date of Reporting Period

Item 1. Schedule of Investments

Eaton Vance

Municipal Income Trust

August 31, 2012

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Municipal Securities — 181.8%

Security	Principal Amount (000’s omitted)	Value
Cogeneration — 1.1%
Maryland Energy Financing Administration, (AES Warrior Run), (AMT), 7.40%, 9/1/19	$2,950	$2,966,815
Pennsylvania Economic Development Financing Authority, (Northampton Generating), (AMT), 6.50%, 1/1/13(1)	400	252,520

		$3,219,335

Education — 8.6%
Massachusetts Development Finance Agency, (Boston University), 6.00%, 5/15/59	$1,000	$1,258,440
Massachusetts Health and Educational Facilities Authority, (Harvard University), 5.00%, 10/1/38(2)	2,490	2,911,931
New York Dormitory Authority, (Cornell University), 5.00%, 7/1/39(2)	10,500	11,934,930
New York Dormitory Authority, (The New School), 5.75%, 7/1/50	5,000	5,777,650
Oregon Facilities Authority, (Lewis & Clark College), 5.625%, 10/1/36	1,475	1,722,667
Rhode Island Health and Educational Building Corp., (University of Rhode Island), 6.25%, 9/15/34	1,000	1,171,890

		$24,777,508

Electric Utilities — 2.2%
Apache County, AZ, Industrial Development Authority, (Tucson Electric Power Co.), 4.50%, 3/1/30	$1,715	$1,783,737
Brazos River Authority, TX, Pollution Control Revenue, (Texas Energy Co.), (AMT), 8.25%, 5/1/33	3,715	594,883
Hawaii Department of Budget and Finance, (Hawaiian Electric Co.), 6.50%, 7/1/39	2,540	2,977,515
Puerto Rico Electric Power Authority, 5.00%, 7/1/42	1,000	1,023,740

		$6,379,875

General Obligations — 9.3%
California, 5.50%, 3/1/40	$1,475	$1,692,740
California, (AMT), 5.05%, 12/1/36	1,525	1,560,426
Frisco, TX, Independent School District, (PSF Guaranteed), 5.00%, 8/15/37(2)	9,000	10,461,870
Klein, TX, Independent School District, (PSF Guaranteed), 5.00%, 2/1/36(2)	3,250	3,765,580
New York, 5.00%, 2/15/34(2)	2,500	2,888,100
Port of Houston Authority of Harris County, TX, (AMT), 5.625%, 10/1/38(2)	2,340	2,656,204
Will County, IL, Community Unit School District No. 365-U, (Valley View), 5.75%, 11/1/32	2,980	3,562,441

		$26,587,361

Health Care-Miscellaneous — 0.3%
Tax Revenue Exempt Securities Trust, Community Health Provider, (Pooled Loan Program Various States Trust Certificates), 6.00%, 12/1/36(3)	$158	$158,730
Tax Revenue Exempt Securities Trust, Community Health Provider, (Pooled Loan Program Various States Trust Certificates), 6.25%, 12/1/36(3)	418	419,688
Tax Revenue Exempt Securities Trust, Community Health Provider, (Pooled Loan Program Various States Trust Certificates), 7.75%, 12/1/36(3)	158	159,479

		$737,897

Hospital — 21.1%
California Health Facilities Financing Authority, (Cedars-Sinai Medical Center), 5.00%, 8/15/39	$2,295	$2,496,271

Security	Principal Amount (000’s omitted)	Value
California Health Facilities Financing Authority, (Providence Health System), 5.50%, 10/1/39(2)(4)	$10,000	$11,416,500
California Statewide Communities Development Authority, (John Muir Health), 5.00%, 8/15/34	3,255	3,470,383
California Statewide Communities Development Authority, (John Muir Health), 5.00%, 8/15/36	2,510	2,659,822
Camden County, NJ, Improvement Authority, (Cooper Health System), 5.00%, 2/15/35	1,610	1,650,105
Harris County, TX, Cultural Education Facilities Finance Corp., (Baylor College Medicine), 5.00%, 11/15/37(5)	1,980	2,124,718
Hawaii Pacific Health Special Purpose Revenue, 5.50%, 7/1/40	1,870	2,037,889
Illinois Finance Authority, (Provena Healthcare), 7.75%, 8/15/34	3,280	4,281,482
Louisiana Public Facilities Authority, (Touro Infirmary), 5.625%, 8/15/29	2,520	2,522,646
Massachusetts Development Finance Agency, (Tufts Medical Center), 6.75%, 1/1/36	1,535	1,871,088
Mecosta County, MI, (Michigan General Hospital), 6.00%, 5/15/18	1,800	1,803,528
Monroe County, PA, Hospital Authority, (Pocono Medical Center), 5.25%, 1/1/43	3,000	3,122,820
New York Dormitory Authority, (Orange Regional Medical Center), 6.125%, 12/1/29	1,465	1,610,050
New York Dormitory Authority, (Orange Regional Medical Center), 6.25%, 12/1/37	2,930	3,189,774
North Carolina Medical Care Commission, (North Carolina Baptist Hospital), 5.25%, 6/1/29(2)(4)	11,400	12,962,940
South Lake County, FL, Hospital District, (South Lake Hospital), 6.25%, 4/1/39	1,570	1,808,405
St. Paul, MN, Housing and Redevelopment Authority, (HealthPartners Obligated Group), 5.25%, 5/15/36	1,500	1,561,515

		$60,589,936

Housing — 5.9%
Charter Mac Equity Trust, TN, 6.00%, 10/31/52(3)	$4,000	$4,741,720
Fairfax County, VA, Redevelopment and Housing Authority, (Cedar Ridge), (AMT), 4.85%, 10/1/48	1,420	1,463,920
Lake Creek, CO, Affordable Housing Corp., MFMR, 7.00%, 12/1/23	1,395	1,396,437
Nebraska Investment Finance Authority, Single Family Housing, (FHLMC), (FNMA), (GNMA), 5.90%, 9/1/36	1,750	2,020,795
Oregon Health Authority, (Trillium Affordable Housing), (AMT), 6.75%, 2/15/29	2,975	2,976,190
Texas Student Housing Corp., (University of Northern Texas), 6.75%, 7/1/16	2,745	2,612,609
Texas Student Housing Corp., (University of Northern Texas), 6.85%, 7/1/31	125	97,126
Virginia Housing Development Authority, (AMT), 5.30%, 7/1/35	1,500	1,584,510

		$16,893,307

Industrial Development Revenue — 8.7%
ABIA Development Corp., TX, (Austin CargoPort Development), (AMT), 6.50%, 10/1/24	$1,510	$1,356,086
Broward County, FL, (Lynxs CargoPort), (AMT), 6.75%, 6/1/19(1)	1,770	705,345
Butler County, AL, Industrial Development Authority, (International Paper Co.), (AMT), 7.00%, 9/1/32	1,000	1,134,120
Capital Trust Agency, FL, (Fort Lauderdale Project), (AMT), 5.75%, 1/1/32	1,060	1,068,862
Clayton County, GA, Development Authority, (Delta Airlines, Inc.), 8.75%, 6/1/29	400	493,320
Clayton County, GA, Development Authority, (Delta Airlines, Inc.), (AMT), 9.00%, 6/1/35	2,240	2,463,037
Denver, CO, City and County, (United Airlines), (AMT), 5.75%, 10/1/32	2,305	2,387,911
Indiana Financing Authority, (Duke Energy Indiana, Inc.), 6.00%, 8/1/39	1,000	1,166,730
Luzerne County, PA, Industrial Development Authority, (Pennsylvania-American Water Co.), 5.50%, 12/1/39	1,600	1,800,528
Maine Finance Authority, Solid Waste Disposal, (Casella Waste Systems, Inc.), (AMT), 6.25% to 2/1/17 (Put Date), 1/1/25	1,660	1,700,637
New Jersey Economic Development Authority, (Continental Airlines), (AMT), 5.125%, 9/15/23	1,560	1,580,841

Security	Principal Amount (000’s omitted)	Value
New Jersey Economic Development Authority, (Continental Airlines), (AMT), 5.25%, 9/15/29	$4,680	$4,780,947
Phoenix, AZ, Industrial Development Authority, (America West Airlines, Inc.), (AMT), 6.25%, 6/1/19	4,630	4,241,126

		$24,879,490

Insured-General Obligations — 0.9%
Arcadia, CA, Unified School District, (Election of 2006), (AGM), 0.00%, 8/1/38	$10,000	$2,542,800

		$2,542,800

Insured-Hospital — 14.5%
Indiana Health and Educational Facility Finance Authority, (Sisters of St. Francis Health Services), (AGM), 5.25%, 5/15/41(2)	$3,250	$3,490,630
Iowa Finance Authority, Health Facilities, (Iowa Health System), (AGC), 5.625%, 8/15/37	2,625	2,983,155
Kentucky Economic Development Authority, (Norton Healthcare, Inc.), (NPFG), 0.00%, 10/1/25	15,000	8,297,700
Kentucky Economic Development Authority, (Norton Healthcare, Inc.), (NPFG), 0.00%, 10/1/26	17,080	8,848,123
Kentucky Economic Development Authority, (Norton Healthcare, Inc.), (NPFG), 0.00%, 10/1/27	8,575	4,146,870
Maryland Health and Higher Educational Facilities Authority, (LifeBridge Health), (AGC), 4.75%, 7/1/47(2)	2,500	2,591,325
New Jersey Health Care Facilities Financing Authority, (Meridian Health System), Series I, (AGC), 5.00%, 7/1/38(2)	9,835	10,539,775
New Jersey Health Care Facilities Financing Authority, (Meridian Health System), Series V, (AGC), 5.00%, 7/1/38(2)	750	803,745

		$41,701,323

Insured-Housing — 0.4%
Broward County, FL, Housing Finance Authority, MFMR, (Venice Homes Apartments), (AGM), (AMT), 5.70%, 1/1/32	$1,100	$1,101,276

		$1,101,276

Insured-Lease Revenue/Certificates of Participation — 1.1%
San Diego County, CA, Water Authority, Certificates of Participation, (AGM), 5.00%, 5/1/38(2)	$3,000	$3,291,570

		$3,291,570

Insured-Other Revenue — 7.0%
Harris County-Houston, TX, Sports Authority, (NPFG), 0.00%, 11/15/34	$4,210	$1,202,376
New York, NY, Industrial Development Agency, (Queens Baseball Stadium), (AMBAC), 5.00%, 1/1/36	5,000	5,095,150
New York, NY, Industrial Development Agency, (Queens Baseball Stadium), (AMBAC), 5.00%, 1/1/39	3,600	3,662,856
New York, NY, Industrial Development Agency, (Yankee Stadium), (AGC), 0.00%, 3/1/36	10,325	3,539,410
New York, NY, Industrial Development Agency, (Yankee Stadium), (AGC), 0.00%, 3/1/37	8,600	2,742,282
New York, NY, Industrial Development Agency, (Yankee Stadium), (AGC), 7.00%, 3/1/49	3,100	3,806,180

		$20,048,254

Insured-Special Tax Revenue — 10.5%
Metropolitan Pier and Exposition Authority, IL, (AGM), NPFG), 0.00%, 12/15/38	$50,000	$13,702,500
Miami-Dade County, FL, Professional Sports Franchise Facilities, (AGC), 0.00%, 10/1/37	34,950	9,735,672
Puerto Rico Sales Tax Financing Corp., (AMBAC), 0.00%, 8/1/54	7,310	649,640
Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/43	22,500	4,124,025

Security	Principal Amount (000’s omitted)	Value
Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/45	$12,040	$1,940,968

		$30,152,805

Insured-Student Loan — 4.5%
Maine Educational Loan Authority, (AGC), 5.625%, 12/1/27	$2,700	$3,070,818
Massachusetts Educational Financing Authority, (AGC), (AMT), 6.35%, 1/1/30	610	682,700
Massachusetts Educational Financing Authority, (AMBAC), (AMT), 4.70%, 1/1/33	6,785	6,856,446
New Jersey Higher Education Student Assistance Authority, (AGC), (AMT), 6.125%, 6/1/30	2,040	2,276,640

		$12,886,604

Insured-Transportation — 16.5%
Alameda, CA, Corridor Transportation Authority, (NPFG), 0.00%, 10/1/33	$12,425	$4,162,375
Clark County, NV, (Las Vegas-McCarran International Airport), (AGM), 5.25%, 7/1/39	3,850	4,325,937
Director of the State of Nevada Department of Business and Industry, (Las Vegas Monorail), (AMBAC), 5.375%, 1/1/40(1)	5,500	1,347,500
Director of the State of Nevada Department of Business and Industry, (Las Vegas Monorail), (AMBAC), 5.675%, 1/1/32(1)	1,000	245,000
Miami-Dade County, FL, (Miami International Airport), (AGM), (AMT), 5.25%, 10/1/41	2,140	2,295,642
North Carolina Turnpike Authority, (AGC), 0.00%, 1/1/34	15,000	5,835,150
Puerto Rico Highway and Transportation Authority, (AGC), (CIFG), 5.25%, 7/1/41(2)(4)	9,820	11,488,124
San Joaquin Hills, CA, Transportation Corridor Agency, (NPFG), 0.00%, 1/15/32	10,555	3,576,667
San Jose, CA, Airport, (AGM), (AMBAC), (BHAC), (AMT), 5.00%, 3/1/37	2,500	2,629,875
San Jose, CA, Airport, (AMBAC), (AMT), 5.50%, 3/1/32	8,805	9,439,488
Texas Turnpike Authority, (Central Texas Turnpike System), (AMBAC), 0.00%, 8/15/34	5,175	1,410,498
Texas Turnpike Authority, (Central Texas Turnpike System), (AMBAC), 0.00%, 8/15/35	2,015	515,921

		$47,272,177

Insured-Water and Sewer — 9.0%
Austin, TX, Water and Wastewater, (AGM), (BHAC), 5.00%, 11/15/33(2)	$3,750	$4,273,200
DeKalb, GA, Water and Sewer, (AGM), 5.00%, 10/1/35(2)(4)	17,985	21,507,362

		$25,780,562

Lease Revenue/Certificates of Participation — 3.5%
Hudson Yards Infrastructure Corp., NY, 5.75%, 2/15/47	$2,135	$2,508,689
Mohave County, AZ, Industrial Development Authority, (Mohave Prison LLC), 8.00%, 5/1/25	4,400	5,468,716
New Jersey Health Care Facilities Financing Authority, (Hospital Asset Transformation Program), 5.75%, 10/1/31	1,735	2,035,571

		$10,012,976

Other Revenue — 14.9%
Brooklyn, NY, Arena Local Development Corp., (Barclays Center), 6.00%, 7/15/30	$785	$918,183
Brooklyn, NY, Arena Local Development Corp., (Barclays Center), 6.25%, 7/15/40	880	1,023,590
Brooklyn, NY, Arena Local Development Corp., (Barclays Center), 6.375%, 7/15/43	480	561,149
Central Falls, RI, Detention Facility Corp., 7.25%, 7/15/35	1,955	1,689,961
Michigan Tobacco Settlement Finance Authority, 6.00%, 6/1/48	7,600	6,320,236
Michigan Tobacco Settlement Finance Authority, 6.875%, 6/1/42	2,350	2,367,249
Mohegan Tribe of Indians Gaming Authority, CT, (Public Improvements), 6.25%, 1/1/21(3)	1,500	1,501,320
New Jersey Economic Development Authority, (Duke Farms Foundation), 5.00%, 7/1/48(2)(4)	2,370	2,630,344
New York Liberty Development Corp., (7 World Trade Center), 5.00%, 9/15/32	5,000	5,844,500
Otero County, NM, Jail Project Revenue, 5.50%, 4/1/13	45	44,935
Otero County, NM, Jail Project Revenue, 5.75%, 4/1/18	265	256,462

Security	Principal Amount (000’s omitted)	Value
Salt Verde Financial Corp., AZ, Senior Gas Revenue, 5.00%, 12/1/37	$8,000	$8,548,560
Seminole Tribe, FL, 5.25%, 10/1/27(3)	4,000	4,168,920
Seminole Tribe, FL, 5.50%, 10/1/24(3)	2,365	2,511,559
Tobacco Settlement Financing Corp., 5.00%, 6/1/47	4,180	3,003,581
White Earth Band of Chippewa Indians, MN, 6.375%, 12/1/26(3)	1,415	1,212,230

		$42,602,779

Senior Living/Life Care — 3.3%
Cliff House Trust, PA, (AMT), 0.00%, 6/1/27(1)	$3,210	$1,693,115
Douglas County, NE, Hospital Authority No. 2, (Immanuel Obligated Group), 5.50%, 1/1/30	535	603,838
Douglas County, NE, Hospital Authority No. 2, (Immanuel Obligated Group), 5.625%, 1/1/40	1,075	1,199,109
Hawaii Department of Budget and Finance, (Kahala Senior Living Community, Inc.), 5.125%, 11/15/32	375	398,561
Hawaii Department of Budget and Finance, (Kahala Senior Living Community, Inc.), 5.25%, 11/15/37	345	362,647
Lee County, FL, Industrial Development Authority, (Shell Point Village/Alliance Community), 5.00%, 11/15/29(6)	2,295	2,311,088
Logan County, CO, Industrial Development, (TLC Care Choices, Inc.), 2.75%, 12/1/23(7)	3,115	1,596,656
Tempe, AZ, Industrial Development Authority, (Friendship Village of Tempe), 6.00%, 12/1/32	335	360,309
Tempe, AZ, Industrial Development Authority, (Friendship Village of Tempe), 6.25%, 12/1/42	985	1,064,972

		$9,590,295

Special Tax Revenue — 9.0%
Covington Park, FL, Community Development District, (Capital Improvements), 5.00%, 5/1/31	$500	$505,310
Dupree Lakes, FL, Community Development District, 5.375%, 5/1/37	325	300,170
Dupree Lakes, FL, Community Development District, 6.83%, 11/1/15	175	177,181
Heritage Harbor South, FL, Community Development District, (Capital Improvements), 6.20%, 5/1/35	270	283,381
New River, FL, Community Development District, (Capital Improvements), Series 2010A-1, 5.75%, (0.00% until 11/1/12), 5/1/38	65	44,895
New River, FL, Community Development District, (Capital Improvements), Series 2010A-2, 5.75%, (0.00% until 11/1/14), 5/1/38	165	72,900
New River, FL, Community Development District, (Capital Improvements), Series 2010B-1, 5.00%, (0.00% until 11/1/12), 5/1/15	100	88,261
New River, FL, Community Development District, (Capital Improvements), Series 2010B-2, 5.00%, (0.00% until 11/1/13), 5/1/18	130	63,644
New River, FL, Community Development District, (Capital Improvements), 5.00%, 5/1/13(1)	90	0
New River, FL, Community Development District, (Capital Improvements), 5.35%, 5/1/38(1)	35	0
New York, NY, Transitional Finance Authority, Future Tax Revenue, 5.50%, 11/1/35(2)(4)	5,000	6,046,200
New York Dormitory Authority, Personal Income Tax Revenue, 5.00%, 6/15/31(2)	7,750	9,299,225
New York Dormitory Authority, Personal Income Tax Revenue, 5.00%, 3/15/42	2,500	2,859,650
New York, NY, Transitional Finance Authority, Future Tax Revenue, 5.50%, 11/1/35	1,500	1,813,860
North Springs, FL, Improvement District, (Heron Bay), 7.00%, 5/1/19	430	430,391
River Hall, FL, Community Development District, (Capital Improvements), 5.45%, 5/1/36	475	394,887
Southern Hills Plantation I, FL, Community Development District, 0.00%, 5/1/35	205	137,092
Southern Hills Plantation I, FL, Community Development District, 5.80%, 5/1/35	278	237,443

Security	Principal Amount (000’s omitted)	Value
Sterling Hill, FL, Community Development District, 6.20%, 5/1/35	$600	$528,996
University Square, FL, Community Development District, 6.75%, 5/1/20	530	530,567
Virgin Islands Public Finance Authority, 6.75%, 10/1/37	1,780	2,105,526

		$25,919,579

Transportation — 28.4%
Augusta, GA, (AMT), 5.35%, 1/1/28	$1,000	$984,820
Central Texas Regional Mobility Authority, 5.75%, 1/1/31	435	507,932
Dallas and Fort Worth, TX, (Dallas /Fort Worth International Airport), (AMT), 5.00%, 11/1/38	2,700	2,915,028
Los Angeles Department of Airports, CA, (Los Angeles International Airport), (AMT), 5.375%, 5/15/33	1,000	1,103,500
Memphis-Shelby County, TN, Airport Authority, (AMT), 5.75%, 7/1/24	400	467,140
Miami-Dade County, FL, (Miami International Airport), 5.50%, 10/1/36	3,715	4,264,003
New York Liberty Development Corp., (1 World Trade Center Port Authority Construction), 5.00%, 12/15/41(2)	7,880	8,793,528
New York Thruway Authority, 5.00%, 1/1/37	1,325	1,497,237
New York Thruway Authority, 5.00%, 1/1/42	1,440	1,619,813
North Texas Tollway Authority, 5.75%, 1/1/38	1,515	1,662,834
Pennsylvania Economic Development Financing Authority, (Amtrak), (AMT), 5.00%, 11/1/41	3,940	4,281,716
Pennsylvania Turnpike Commission, 6.375%, (0.00% until 12/1/17), 12/1/38	2,500	2,357,325
Philadelphia, PA, Airport Revenue, (AMT), 5.00%, 6/15/26	2,175	2,402,048
Philadelphia, PA, Airport Revenue, (AMT), 5.00%, 6/15/27	2,160	2,376,756
Port Authority of New York and New Jersey, 4.00%, 6/1/32(2)	10,000	10,817,600
Port Authority of New York and New Jersey, (AMT), 4.50%, 4/1/37(2)	8,500	9,140,135
Port Authority of New York and New Jersey, (AMT), 5.00%, 10/15/41	1,000	1,102,190
Port Authority of New York and New Jersey, (AMT), 5.75%, 3/15/35(2)	7,290	8,735,534
San Francisco, CA, City and County Airport Commission, (San Francisco International Airport), (AMT), 5.00%, 5/1/32	1,415	1,587,121
Texas Private Activity Bond Surface Transportation Corp., (LBJ Express Managed Lanes Project), 7.00%, 6/30/34	1,885	2,326,203
Texas Private Activity Bond Surface Transportation Corp., (North Tarrant Express Managed Lanes Project), 6.875%, 12/31/39	1,725	2,075,071
Triborough Bridge & Tunnel Authority, NY, 5.00%, 11/15/37(2)(4)	9,300	10,604,139

		$81,621,673

Water and Sewer — 1.1%
Detroit, MI, Sewage Disposal System, 5.00%, 7/1/32	$1,080	$1,142,262
Detroit, MI, Sewage Disposal System, 5.25%, 7/1/39	1,800	1,920,222

		$3,062,484

Total Tax-Exempt Municipal Securities — 181.8% (identified cost $474,722,372)		$521,651,866

Taxable Municipal Securities — 2.7%

Security	Principal Amount (000’s omitted)	Value
General Obligations — 2.7%
California, 7.95%, 3/1/36(8)	$6,375	$7,714,069

Value

Total Taxable Municipal Securities — 2.7% (identified cost $7,505,704)	$7,714,069

Total Investments — 184.5% (identified cost $482,228,076)	$529,365,935

Auction Preferred Shares Plus Cumulative Unpaid Dividends — (41.9)%	$(120,151,704)

Other Assets, Less Liabilities — (42.6)%	$(122,308,041)

Net Assets Applicable to Common Shares — 100.0%	$286,906,190

The percentage shown for each investment category in the Portfolio of Investments is based on net assets applicable to common shares.

AGC	-	Assured Guaranty Corp.

AGM	-	Assured Guaranty Municipal Corp.

AMBAC	-	AMBAC Financial Group, Inc.

AMT	-	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

BHAC	-	Berkshire Hathaway Assurance Corp.

CIFG	-	CIFG Assurance North America, Inc.

FHLMC	-	Federal Home Loan Mortgage Corporation

FNMA	-	Federal National Mortgage Association

GNMA	-	Government National Mortgage Association

MFMR	-	Multi-Family Mortgage Revenue

NPFG	-	National Public Finance Guaranty Corp.

PSF	-	Permanent School Fund

The Trust invests primarily in debt securities issued by municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at August 31, 2012, 34.9% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 1.3% to 11.4% of total investments.

At August 31, 2012, the concentration of the Trust’s investments in the various states, determined as a percentage of total investments is as follows:

New York	22.0%
California	11.2%
Others, representing less than 10% individually	66.8%

(1)	Defaulted bond.

(2)	Security represents the municipal bond held by a trust that issues residual interest bonds.

(3)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be sold in certain transactions (normally to qualified institutional buyers) and remain exempt from registration. At August 31, 2012, the aggregate value of these securities is $14,873,646 or 5.2% of the Trust’s net assets applicable to Common Shares.

(4)	Security (or a portion thereof) has been pledged as collateral for residual interest bond transactions. The aggregate value of such collateral is $26,137,909.

(5)	When-issued security.

(6)	Security (or a portion thereof) has been segregated to cover payable for when-issued securities.

(7)	Security is in default and making only partial interest payments.

(8)	Build America Bond. Represents taxable municipal obligation issued pursuant to the America Recovery and Reinvestment Act of 2009 or other legislation providing for the issuance of taxable municipal debt on which the issuer receives federal support.

A summary of open financial instruments at August 31, 2012 is as follows:

Futures Contracts

Expiration Month/Year	Contracts	Position	Aggregate Cost	Value	Net Unrealized Depreciation
12/12	900 U.S. 30-Year Treasury Bond	Short	$(134,766,322)	$(136,265,625)	$(1,499,303)

At August 31, 2012, the Trust had sufficient cash and/or securities to cover commitments under these contracts.

The Trust is subject to interest rate risk in the normal course of pursuing its investment objective. Because the Trust holds fixed-rate bonds, the value of these bonds may decrease if interest rates rise. The Trust purchases and sells U.S. Treasury futures contracts to hedge against changes in interest rates.

At August 31, 2012, the aggregate fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in a liability position and whose primary underlying risk exposure is interest rate risk was $1,499,303.

The cost and unrealized appreciation (depreciation) of investments of the Trust at August 31, 2012, as determined on a federal income tax basis, were as follows:

Aggregate cost	$355,474,721

Gross unrealized appreciation	$62,474,644
Gross unrealized depreciation	(14,083,430)

Net unrealized appreciation	$48,391,214

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At August 31, 2012, the hierarchy of inputs used in valuing the Trust’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Tax-Exempt Investments	$—	$521,651,866	$—	$521,651,866
Taxable Municipal Securities	—	7,714,069	—	7,714,069
Total Investments	$—	$529,365,935	$—	$529,365,935

Liability Description
Futures Contracts	$(1,499,303)	$—	$—	$(1,499,303)
Total	$(1,499,303)	$—	$—	$(1,499,303)

The Trust held no investments or other financial instruments as of November 30, 2011 whose fair value was determined using Level 3 inputs. At August 31, 2012, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Trust’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Trust’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Municipal Income Trust

By:	/s/ Thomas M. Metzold
Thomas M. Metzold
President

Date:	October 25, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Thomas M. Metzold
Thomas M. Metzold
President

Date:	October 25, 2012

By:	/s/ Barbara E. Campbell
Barbara E. Campbell
Treasurer

Date:	October 25, 2012